Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	$ 20,625	$ 21,046
Short-term	1,143	965
Long-term	15,564	15,780
Lease liabilities	16,707	16,745
Payment of lease liabilities	1,032	995	$ 1,227
Overdue
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	1,717	1,506
After 1 year but within 5 years
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	6,540	7,210
After 5 years but within 10 years
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	$ 12,368	$ 12,330